Accounts Payable and Accrued Liabilities - Schedule of Trade Payables and Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Payables And Accruals [Line Items]
Trade payables	$ 1,871,000	$ 1,464,000
Accrued liabilities	336,000	743,000
Balance	2,207,000	$ 2,207,000		$ 2,784,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Trade payables	1,332,680		$ 1,866,762		$ 1,915,766
Accrued compensation	948,403		1,415,397		675,000
Other accrued expenses	139,750		156,400		163,677
Balance	$ 2,420,833		$ 3,438,559		$ 2,754,443